SHAREHOLDERS' EQUITY, Ordinary Shares and Recapitalization (Details) $ / shares in Units, $ in Thousands													12 Months Ended
	Apr. 02, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Nov. 18, 2024 $ / shares shares	Nov. 08, 2024 USD ($) $ / shares shares	Nov. 08, 2024 HKD ($) shares	Mar. 22, 2024 USD ($) shares	Sep. 29, 2023 $ / shares shares	Sep. 28, 2023 $ / shares shares	Sep. 03, 2023 USD ($) shares	Dec. 14, 2022 USD ($) $ / shares shares	Apr. 01, 2022	Jun. 25, 2010	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 $ / shares shares	Nov. 09, 2024 $ / shares	Sep. 30, 2023 shares	Mar. 31, 2022 $ / shares shares
Class of Stock Disclosures [Abstract]
Common Stock, Shares Authorized, Unlimited [Fixed List]												Unlimited	Unlimited	Unlimited
Ordinary shares, issued (in shares)													48,237,472	43,206,222		76,980,000			16,980,000
Ordinary shares, outstanding (in shares)							8,830,000	8,830					48,237,472	43,206,222		76,980,000		52,980,000	16,980,000
Ordinary share, par value (in dollars per share) | $ / shares		$ 0.001					$ 0.001	$ 1								$ 1			$ 1
Issuance of ordinary shares | $													$ 17,175,447
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0					$ 0						$ 0	$ 0		$ 0			$ 0
Stock split ratio		6					6	1,000			6		6	6	6	6
Repurchase and retirement of ordinary shares | $															$ 6,000,000
Share price (in dollars per share) | $ / shares	$ 4
Net proceeds on discounts and offering expenses | $	$ 18,234,300												$ 0	$ 5,121,620	$ 0
IPO [Member]
Class of Stock Disclosures [Abstract]
Issuance of ordinary shares (in shares)	4,375,000
Over-Allotment [Member]
Class of Stock Disclosures [Abstract]
Issuance of ordinary shares (in shares)	656,250
2024 Global Equity Incentive Plan [Member]
Class of Stock Disclosures [Abstract]
Stock split ratio			6
Restricted Shares [Member]
Class of Stock Disclosures [Abstract]
Share price (in dollars per share) | $ / shares			$ 3.91
Restricted Shares [Member] | 2024 Global Equity Incentive Plan [Member]
Class of Stock Disclosures [Abstract]
Number of restricted share granted (in shares)			4,884,030
Director, Employees and Consultant [Member] | 2024 Global Equity Incentive Plan [Member]
Class of Stock Disclosures [Abstract]
Stock split ratio			6
Number of restricted share granted (in shares)			909,204
Director, Employees and Consultant [Member] | Restricted Shares [Member] | 2024 Global Equity Incentive Plan [Member]
Class of Stock Disclosures [Abstract]
Stock split ratio			6
Waton Corporation Limited [Member]
Class of Stock Disclosures [Abstract]
Ordinary share, par value (in dollars per share) | $ / shares								$ 1
Issuance of ordinary shares (in shares)								52,980		60,000,000
Issuance of ordinary shares | $										$ 10,000,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0		$ 0
Stock split ratio						6		6	6	6
Share price (in dollars per share) | $ / shares										$ 1
Repurchase and retirement of ordinary shares (in shares)						12,000,000		49,800,000	24,000,000
Repurchase and retirement of ordinary shares | $						$ 2,000,000			$ 4,000,000
Dynamic Creations Limited [Member]
Class of Stock Disclosures [Abstract]
Stock split ratio				6	6
Purchase of ordinary shares (in shares)				1,317,018	1,317,018
Share price (in dollars per share) | $ / shares				$ 23.43													$ 3.91
Cash consideration				$ 5,150,000	$ 40,000
Previously Reported [Member]
Class of Stock Disclosures [Abstract]
Ordinary shares, issued (in shares)																12,830,000			2,830,000
Ordinary shares, outstanding (in shares)																12,830,000			2,830,000
Previously Reported [Member] | Restricted Shares [Member] | 2024 Global Equity Incentive Plan [Member]
Class of Stock Disclosures [Abstract]
Number of restricted share granted (in shares)			814,005
Previously Reported [Member] | Director, Employees and Consultant [Member] | 2024 Global Equity Incentive Plan [Member]
Class of Stock Disclosures [Abstract]
Number of restricted share granted (in shares)			151,534
Previously Reported [Member] | Waton Corporation Limited [Member]
Class of Stock Disclosures [Abstract]
Issuance of ordinary shares (in shares)								8,830		10,000,000
Repurchase and retirement of ordinary shares (in shares)						2,000,000		8,300,000	4,000,000
Previously Reported [Member] | Dynamic Creations Limited [Member]
Class of Stock Disclosures [Abstract]
Purchase of ordinary shares (in shares)				219,503	219,503